Borrowings - Schedule of Analysis of Borrowings by Currency (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	£ 45,366	£ 47,509
Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	45,366	47,509
Borrowings net, derivative instruments adjustment	45,170	47,184
Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(185)	(313)
Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(11)	(12)
Functional Currency | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	32,536	32,612
Borrowings net, derivative instruments adjustment	35,872	34,736
Functional Currency | Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	3,946	4,029
Functional Currency | Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(610)	(1,905)
US Dollar | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	2,772	3,803
Borrowings net, derivative instruments adjustment	2,559	5,781
US Dollar | Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		17
US Dollar | Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(213)	1,961
UK sterling | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	451	450
Borrowings net, derivative instruments adjustment	1
UK sterling | Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(450)	(450)
Euro | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	8,919	10,089
Borrowings net, derivative instruments adjustment	5,927	6,047
Euro | Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(3,432)	(3,653)
Euro | Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	440	(389)
Canadian Dollar | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	10
Borrowings net, derivative instruments adjustment	10
Other Currencies | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	678	555
Borrowings net, derivative instruments adjustment	801	620
Other Currencies | Cross-currency Swaps | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(249)	(256)
Other Currencies | Forward Foreign Currency Contracts | Currency Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ 372	£ 321